Note 11 - Finance Expenses and Income	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
11.	FINANCE EXPENSES AND INCOME

(a)	Finance expenses

	2019	2018 (restated)	2017 (restated)
Interest expense	(1,514.3)	(1,488.1)	(1,791.5)
Capitalized borrowings	–	0.4	2.3
Net Interest on pension plans	(105.3)	(103.0)	(77.6)
Losses on hedging instruments and exclusive investment funds	(1,286.0)	(1,181.2)	(543.0)
Interest on provision for disputes and litigations	(163.9)	(132.7)	(225.9)
Exchange variation	(637.2)	(756.9)	(339.5)
Interest and foreign exchange rate on loans	(41.5)	(8.0)	(16.8)
Financial instruments at fair value through profit or loss	(310.4)	(107.1)	–
Tax on financial transactions	(202.1)	(337.6)	(179.7)
Bank guarantee expenses	(136.2)	(126.3)	(89.5)
Other financial results	(172.1)	(264.6)	(176.5)
	(4,569.0)	(4,505.1)	(3,437.7)

Exceptional finance expense	(179.4)	(179.1)	(976.8)
	(4,748.4)	(4,684.2)	(4,414.5)

The exceptional net finance cost refer to the payment of Amnesty in the State of Mato Grosso, in the amount of
R$101.9,
and the realization of the exchange variations of loans settled with related parties, historically recognized in shareholders' equity, in the amount of
R$77.5
at
December 31, 2019 (
R$179.1
in
December 31, 2018).
Additionally, in
2017
the Company recorded an amount of
R$141.0
related to PERT
2017,
which Ambev applied for – see Note
12
-
Income tax and social contribution
.

Interest expenses are presented net of the effect of interest rate derivative financial instruments which mitigate Ambev’s interest rate risk (Note
27
–
Financial instruments and risks
). The interest expenses are as follow:

	2019	2018 (restated)	2017 (restated)
Financial instruments measured at amortized cost	(520.9)	(597.6)	(477.6)
Financial instruments at fair value through profit or loss	(993.4)	(890.5)	(1,296.1)
Fair value hedge - hedged items	–	–	(19.7)
Fair value hedge - hedging instruments	–	–	1.9
	(1,514.3)	(1,488.1)	(1,791.5)

(b)	Finance income

	2019	2018	2017
Interest income	1,068.0	454.0	458.8
Financial instruments at fair value through profit or loss	37.2	–	227.6
Other financial results	26.3	17.4	14.3
	1,131.5	471.4	700.7

Exceptional finance income	161.2	–	–
Effect of application of IAS 29 (hyperinflation)	346.2	182.5	–
	1,638.9	653.9	700.7

Interest income arises from the following financial assets:

	2019	2018	2017
Cash and cash equivalents	454.8	270.7	233.4
Investment securities held for trading	0.1	12.9	26.9
Other receivables	613.1	170.4	198.5
	1,068.0	454.0	458.8